Bank Loans (Details) - USD ($)										12 Months Ended
	Dec. 30, 2022	Dec. 16, 2022	Jul. 15, 2022	Jun. 10, 2022	Jan. 28, 2022	Nov. 11, 2021	Nov. 04, 2021	Mar. 10, 2021	Mar. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bank Loans (Details) [Line Items]
Fixed asset			$ 1,800,000	$ 1,800,000	$ 2,400,000
Repaid amount	$ 289,973
Interest expense										$ 203,380	$ 211,197	$ 203,289
Weighted average interest rate										5.10%	5.00%	4.70%
Powerbridge Zhuhai [Member]
Bank Loans (Details) [Line Items]
Obtain loan amount		$ 724,932	$ 724,932	$ 724,932	$ 1,449,864	$ 688,979	$ 880,239	$ 2,353,828	$ 470,765
Term of loan		1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Fixed annual interest		4.10%	4.50%	4.50%	4.70%	4.5675%	4.5675%	5.30%	4.50%